Statements of Cash Flows - Reconciliation of Liabilities Arising from Financing Activities (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	₩ 13,711,436	₩ 13,382,746
Cash flows	(732,932)	(285,264)
Exchange rate changes	146,184	(95,579)
Fair value changes	(151,811)	96,192
Business Combinations	2,984	7,696
Spin-off	(2,281,910)
Other changes	1,501,481	605,645
Ending balance	12,195,432	13,711,436
Short-term borrowings [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	109,998	20,603
Cash flows	(50,823)	76,375
Exchange rate changes		13,020
Business Combinations	1,825
Spin-off	(48,510)
Other changes	508
Ending balance	12,998	109,998
Long-term borrowings [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	2,028,924	2,022,537
Cash flows	63,132	(3,026)
Exchange rate changes	600	(14,208)
Business Combinations	662
Spin-off	(1,703,300)
Other changes	4,169	23,621
Ending balance	394,187	2,028,924
Debentures [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	8,579,743	8,220,833
Cash flows	(16,755)	445,462
Exchange rate changes	145,584	(94,391)
Spin-off	(295,544)
Other changes	13,655	7,839
Ending balance	8,426,683	8,579,743
Lease liabilities [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	1,436,777	1,291,007
Cash flows	(431,674)	(412,666)
Business Combinations	497	7,696
Spin-off	(85,322)
Other changes	614,003	550,740
Ending balance	1,534,281	1,436,777
Long-term payables - other [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	1,566,954	1,971,609
Cash flows	(426,267)	(428,100)
Other changes	869,146	23,445
Ending balance	2,009,833	1,566,954
Derivative financial liabilities [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	54,176	1,043
Cash flows	332	8,191
Fair value changes	(42,282)	44,942
Spin-off	(12,115)
Ending balance	111	54,176
Derivative financial assets [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	(65,136)	(144,886)
Cash flows		28,500
Fair value changes	(117,525)	51,250
Ending balance	(182,661)	₩ (65,136)
Financial liabilities at FVTPL
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Cash flows	129,123
Fair value changes	7,996
Spin-off	₩ (137,119)